Summary of Preliminary Fair Value of the Consideration Transferred (Details) - Vidello Limited [Member]	Jan. 31, 2025 USD ($)
Business Combination [Line Items]
Business combination cash paid at closing	$ 2,745,031
Business combination total consideration paid	6,267,747
Business combination fair value of holdback amount	1,861,039
Common Stock [Member]
Business Combination [Line Items]
Business combination total consideration paid	$ 1,661,677